AMERICAN GENERAL LIFE INSURANCE COMPANY
                   INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                              SEPARATE ACCOUNT D
                       SUPPLEMENT DATED FEBRUARY 8, 2016
                    TO CONTRACT PROSPECTUS, AS SUPPLEMENTED


          American General Life Insurance Company (the "Company") is amending its individual variable annuity Contracts (the "Contracts") for the purpose of notifying Contract Owners that it has terminated its plan to pursue approval from the Securities and Exchange Commission ("SEC") in which your Contract Accumulation Value was to be transferred to another variable investment option offered in your Contract (the "Plan").

          Effective August 28, 2015, the Invesco Money Market Fund - Class AX (the "Invesco Fund") became unavailable as a variable investment option under
the Contracts.   The only right a Contract Owner now has in the Invesco Fund is the right to transfer the Invesco Fund investment to another Investment
Option.   The Invesco Fund recently announced that it will convert to a government money market fund and change its name to Invesco Government Money Market Fund effective June 28, 2016 (the "Conversion"). The Conversion will eliminate the need for the Company to implement the Plan.

          Listed below are the variable investment options currently offered through your Contract (except as noted below). Please refer to your Contract prospectus for information regarding these variable investment options or call our Annuity Service Center at the number below. Also review your fund prospectuses for more detailed information about these variable investment options. For additional fund prospectus copies, please contact the Annuity Service Center.

     Fidelity VIP Government Money Market Portfolio - Initial Class Invesco Comstock Fund - Class A
     Invesco Corporate Bond Fund - Class A
     Invesco High Yield Fund - Class A
     Invesco Money Market Fund - Class AX (closed to new investments and transfers August 28, 2015)
     Invesco V.I. American Franchise Fund - Series I
     Invesco V.I. Government Securities Fund - Series I
     Invesco V.I. Growth and Income Fund - Series I
     VALIC Co. I International Equities Index Fund
     VALIC Co. I Mid Cap Index Fund
     VALIC Co. I Money Market I Fund
     VALIC Co. I Nasdaq-100 Index Fund
     VALIC Co. I Science & Technology Fund
     VALIC Co. I Small Cap Index Fund
     VALIC Co. I Stock Index Fund

          Should you have any questions, please contact the Annuity Service Center at 1-800-247-6584.